INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Undistributed foreign subsidiaries	$ 7,594	$ 5,929
Amount of unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries	873	647
Unrecognized tax benefits	2,373	1,438	$ 586
Unrecognized tax benefits that would impact effective tax rate	2,373	1,438
Interest on income taxes accrued	49	$ 27
Increase in unrecognized tax benefits is reasonably possible	$ 587